PSF PGIM HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 97.1%
Bank Loans — 4.2%
Airlines — 0.1%
AAdvantage Loyalty IP Ltd.,
Term Loan
—%(p)	04/20/28	435	$444,554
Chemicals — 0.8%
Nouryon USA LLC (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 2.750%
2.860%(c)	10/01/25	591	581,119
Solenis International LP,
First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%
4.190%(c)	06/26/25	1,540	1,533,545
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%
8.690%(c)	06/26/26	1,931	1,932,056
			4,046,720
Commercial Services — 0.1%
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
3.750%(c)	06/07/23	518	515,240
Computers — 0.6%
Everi Payments, Inc.,
Term Loan, 1 Month LIBOR + 10.500%
11.500%(c)	05/09/24^	99	103,716
McAfee LLC,
Term B USD Loan, 1 Month LIBOR + 3.750%
3.859%(c)	09/30/24	1,924	1,923,500
Peraton Corp.,
First Lien Term B Loan, 3 Month LIBOR + 3.750%
4.500%(c)	02/01/28	498	497,582
Term Loan
—%(p)	02/24/28	877	875,699
			3,400,497
Electric — 0.3%
Heritage Power LLC,
Term Loan B, 1 - 3 Month LIBOR + 6.000%
7.000%(c)	07/30/26	1,965	1,877,803
Electronics — 0.1%
Tiger Merger Sub Co.,
Non-FILO Term Loan, 1 Month LIBOR + 3.500%
3.609%(c)	06/30/25	572	573,377
Engineering & Construction — 0.0%
Landry’s Finance Acquisition Co.,
2020 Initial Term Loan, 3 Month LIBOR + 12.000%
13.000%(c)	10/06/23^	59	66,412
Entertainment — 0.2%
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 2.750%
2.859%(c)	08/14/24	415	406,791
Twin River Worldwide Holdings, Inc.,
Term B-1 Facility Loan, 3 Month LIBOR + 8.000%
9.000%(c)	05/11/26	496	530,367
			937,158
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (continued)
Oil & Gas — 0.4%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
10.000%(c)	11/01/25	1,385	$1,529,559
Citgo Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 6.250%
7.250%(c)	03/28/24	760	760,774
			2,290,333
Pharmaceuticals — 0.1%
Milano Acquisition Corp.,
Term B Loan, 3 Month LIBOR + 4.000%
4.750%(c)	10/01/27	798	793,677
Retail — 0.3%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 1 Month LIBOR + 8.000%
9.000%(c)	04/20/26	467	464,189
9.000%(c)	04/20/26	400	395,667
Great Outdoors Group, LLC,
Term B-1 Loan, 6 Month LIBOR + 4.250%
5.000%(c)	03/06/28	575	574,401
			1,434,257
Software — 0.8%
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%
3.859%(c)	10/02/25	542	539,615
Championx Holding, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%
8.250%(c)	06/13/25	1,075	1,079,607
Greeneden U.S. Holdings II LLC,
B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%
4.750%(c)	12/01/27	475	474,644
Informatica LLC,
Second Lien Initial Loan
7.125%	02/25/25	500	510,416
Rackspace Technology Global, Inc.,
Term B Loan, 3 Month LIBOR + 2.750%
3.500%(c)	02/15/28	575	569,825
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%
7.360%(c)	03/03/28	850	858,146
Term Loan B-3, 1 Month LIBOR + 3.750%
3.860%(c)	06/30/26	444	438,652
			4,470,905
Telecommunications — 0.4%
West Corp.,
Initial Term B Loan, 3 Month LIBOR + 4.000%
5.000%(c)	10/10/24	148	143,043
Term Loan B-1, 1 Month LIBOR + 3.500%
4.500%(c)	10/10/24	560	537,000
A1

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (continued)
Telecommunications (cont’d.)
Xplornet Communications, Inc. (Canada),
Initial Term Loan, 1 Month LIBOR + 4.750%
4.859%(c)	06/10/27	1,365	$1,363,551
			2,043,594

Total Bank Loans (cost $22,540,677)			22,894,527
Convertible Bond — 0.1%
Telecommunications
Digicel Group 0.5 Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A
7.000%	04/19/21(oo)	424	309,050
(cost $16,231)
Corporate Bonds — 89.5%
Advertising — 0.8%
Lamar Media Corp.,
Gtd. Notes, 144A
3.625%	01/15/31	250	241,656
National CineMedia LLC,
Sr. Sec’d. Notes, 144A
5.875%	04/15/28(a)	575	537,308
Sr. Unsec’d. Notes
5.750%	08/15/26	1,575	1,373,601
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A
8.875%	12/15/27(a)	2,050	2,205,332
			4,357,897
Aerospace & Defense — 1.7%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.150%	05/01/30	1,900	2,188,125
5.805%	05/01/50	2,450	3,099,130
5.930%	05/01/60	225	287,802
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
7.500%	04/15/25(a)	800	859,780
SSL Robotics LLC,
Sr. Sec’d. Notes, 144A
9.750%	12/31/23(a)	761	855,300
TransDigm UK Holdings PLC,
Gtd. Notes
6.875%	05/15/26	200	210,529
TransDigm, Inc.,
Gtd. Notes
5.500%	11/15/27(a)	475	491,261
6.375%	06/15/26(a)	332	343,530
6.500%	05/15/25	175	178,811
Gtd. Notes, 144A
4.625%	01/15/29(a)	600	591,473
			9,105,741
Agriculture — 0.3%
Vector Group Ltd.,
Gtd. Notes, 144A
10.500%	11/01/26	350	374,724
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	1,050	$1,082,368
			1,457,092
Airlines — 0.4%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
11.750%	07/15/25	250	309,126
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	04/20/29	1,200	1,276,484
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	01/20/26	425	450,475
			2,036,085
Apparel — 0.2%
William Carter Co. (The),
Gtd. Notes, 144A
5.500%	05/15/25	625	667,344
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
5.000%	09/01/26	150	152,638
6.375%	05/15/25(a)	425	453,581
			1,273,563
Auto Manufacturers — 2.4%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	10/01/27	175	186,232
5.875%	06/01/29	225	246,011
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	1,975	1,982,654
5.291%	12/08/46(a)	3,350	3,518,450
9.000%	04/22/25	725	877,659
9.625%	04/22/30(a)	440	614,701
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30	375	372,028
5.584%	03/18/24	625	674,904
Jaguar Land Rover Automotive PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
7.750%	10/15/25(a)	750	812,916
Navistar International Corp.,
Gtd. Notes, 144A
6.625%	11/01/25(a)	2,000	2,079,088
Sr. Sec’d. Notes, 144A
9.500%	05/01/25	600	659,999
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28	825	880,941
			12,905,583

A2

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment — 2.0%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	2,175	$2,247,914
Adient US LLC,
Sr. Sec’d. Notes, 144A
9.000%	04/15/25	200	222,271
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26(a)	2,373	2,432,253
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26(a)	875	746,912
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	475	489,815
6.500%	06/01/26(a)	1,775	1,848,351
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27	175	184,301
5.625%	06/15/28	50	53,477
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	04/15/29	1,025	1,011,629
7.875%	01/15/29	300	336,613
Titan International, Inc.,
Sr. Sec’d. Notes
6.500%	11/30/23	1,100	1,115,367
			10,688,903
Banks — 0.4%
CIT Group, Inc.,
Sub. Notes
6.125%	03/09/28	975	1,165,521
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	600	596,935
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
7.625%	05/01/26	550	575,988
			2,338,444
Building Materials — 2.0%
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29(a)	750	798,632
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28(a)	1,325	1,409,217
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	350	355,974
Sr. Sec’d. Notes, 144A
6.250%	05/15/25(a)	450	478,560
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28(a)	375	397,850
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
5.750%	09/15/26	75	$78,075
Patrick Industries, Inc.,
Gtd. Notes, 144A
7.500%	10/15/27	675	735,840
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28(a)	1,150	1,203,694
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31(a)	600	566,220
4.375%	07/15/30(a)	675	679,910
4.750%	01/15/28(a)	825	854,617
5.000%	02/15/27(a)	790	821,161
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29	720	751,912
6.500%	03/15/27	300	315,869
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24(a)	1,046	1,067,717
Gtd. Notes, 144A
5.125%	03/01/29	300	308,967
			10,824,215
Chemicals — 3.2%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43	1,705	2,137,914
Axalta Coating Systems LLC,
Gtd. Notes, 144A
3.375%	02/15/29	400	390,040
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27(a)	670	709,676
7.000%	05/15/25(a)	695	714,771
Gtd. Notes, 144A
5.750%	11/15/28(a)	925	975,000
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24	1,110	1,056,029
HB Fuller Co.,
Sr. Unsec’d. Notes
4.250%	10/15/28	300	304,711
Hexion, Inc.,
Gtd. Notes, 144A
7.875%	07/15/27(a)	1,000	1,074,484
Ingevity Corp.,
Gtd. Notes, 144A
3.875%	11/01/28	300	290,981
Nouryon Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A
8.000%	10/01/26(a)	1,365	1,452,325
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.250%	06/01/27	651	683,022

A3

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	1,180	$1,221,279
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24	1,510	1,364,383
10.875%	08/01/24	372	387,764
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.125%	04/01/29	125	128,846
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29	900	900,580
Sr. Sec’d. Notes, 144A
6.500%	05/01/25	550	589,329
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30(a)	450	458,952
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	325	314,594
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25(a)	1,155	1,120,651
Sr. Sec’d. Notes, 144A
9.500%	07/01/25	500	557,712
W.R. Grace & Co.-Conn.,
Gtd. Notes, 144A
4.875%	06/15/27	500	517,204
			17,350,247
Commercial Services — 3.8%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	575	569,393
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26(a)	985	1,044,414
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27(a)	1,325	1,454,502
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
5.625%	04/15/26	375	380,107
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29(a)	475	474,131
4.625%	10/01/27	575	588,265
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
4.750%	04/01/28	550	559,765
Brink’s Co. (The),
Gtd. Notes, 144A
5.500%	07/15/25(a)	655	691,529
Gartner, Inc.,
Gtd. Notes, 144A
3.750%	10/01/30	250	247,599
4.500%	07/01/28	220	226,815
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25(a)	2,710	$2,837,295
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29	325	333,228
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.000%	02/01/25(a)	395	404,583
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	875	875,856
5.625%	10/01/28	550	578,537
5.875%	10/01/30	165	178,788
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31(a)	400	402,192
4.000%	07/15/30	350	356,252
4.875%	01/15/28(a)	4,000	4,214,253
5.250%	01/15/30(a)	1,000	1,086,220
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	2,675	2,867,708
			20,371,432
Computers — 1.9%
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26	3,325	3,539,990
Everi Payments, Inc.,
Gtd. Notes, 144A
7.500%	12/15/25(a)	1,417	1,474,502
NCR Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	425	429,323
5.125%	04/15/29	650	656,147
5.250%	10/01/30	835	845,672
8.125%	04/15/25	275	301,060
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25	300	317,468
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25(a)	2,914	2,977,219
			10,541,381
Distribution/Wholesale — 0.5%
Core & Main Holdings LP,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.625% or PIK 9.375%
8.625%	09/15/24(a)	1,375	1,402,943
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28(a)	1,375	1,335,733
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27	50	52,337
			2,791,013

A4

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services — 2.4%
Alliance Data Systems Corp.,
Gtd. Notes, 144A
4.750%	12/15/24	800	$822,382
Antares Holdings LP (Canada),
Sr. Unsec’d. Notes, 144A
3.950%	07/15/26	250	252,715
Fairstone Financial, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	07/15/24	430	451,689
goeasy Ltd. (Canada),
Gtd. Notes, 144A
5.375%	12/01/24	100	103,673
Home Point Capital, Inc.,
Gtd. Notes, 144A
5.000%	02/01/26	625	619,173
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28	350	355,853
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29(a)	1,050	1,055,744
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30(a)	1,125	1,109,459
5.500%	08/15/28(a)	475	477,538
6.000%	01/15/27(a)	435	452,269
OneMain Finance Corp.,
Gtd. Notes
4.000%	09/15/30(a)	375	363,504
6.625%	01/15/28(a)	1,125	1,275,751
6.875%	03/15/25	1,100	1,252,094
7.125%	03/15/26	2,725	3,156,922
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29(a)	425	406,293
5.375%	10/15/25	575	594,219
PHH Mortgage Corp.,
Sr. Sec’d. Notes, 144A
7.875%	03/15/26	300	305,339
			13,054,617
Electric — 3.7%
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29(a)	1,632	1,589,267
5.000%	02/01/31	1,925	1,878,484
5.125%	03/15/28(a)	4,400	4,432,358
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Gtd. Notes, 144A
9.000%	12/01/23	172	161,142
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A
13.000%	06/01/24	614	490,720
Mirant Corp.,
Sr. Unsec’d. Notes, 144A
0.000%(cc)	07/15/49^	250	250
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28(a)	525	$560,487
6.625%	01/15/27	1,450	1,511,885
7.250%	05/15/26	50	52,063
Gtd. Notes, 144A
3.375%	02/15/29	275	268,759
3.625%	02/15/31(a)	675	658,329
5.250%	06/15/29(a)	525	562,650
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	935	988,095
5.250%	07/01/30(a)	2,705	2,867,152
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27(a)	815	840,456
5.500%	09/01/26(a)	1,350	1,399,810
5.625%	02/15/27(a)	1,458	1,516,772
			19,778,679
Electrical Components & Equipment — 0.3%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25(a)	500	546,703
7.250%	06/15/28	835	932,248
			1,478,951
Electronics — 0.2%
Brightstar Escrow Corp.,
Sr. Sec’d. Notes, 144A
9.750%	10/15/25(a)	725	787,375
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	250	246,658
			1,034,033
Energy-Alternate Sources — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp.,
Gtd. Notes, 144A
6.500%	01/15/26	450	471,709
Engineering & Construction — 0.5%
AECOM,
Gtd. Notes
5.125%	03/15/27(a)	1,125	1,223,967
5.875%	10/15/24(a)	325	365,166
PowerTeam Services LLC,
Sr. Sec’d. Notes, 144A
9.033%	12/04/25	550	606,399
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29	375	369,996
			2,565,528

A5

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment — 4.4%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
12.000%	06/15/26	875	$712,528
Bally’s Corp.,
Gtd. Notes, 144A
6.750%	06/01/27(a)	1,725	1,851,854
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25(a)	405	431,878
Sr. Unsec’d. Notes, 144A
8.125%	07/01/27(a)	485	533,689
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25(a)	3,000	3,012,873
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	200	211,326
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29(a)	500	514,226
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op,
Gtd. Notes, 144A
6.500%	10/01/28(a)	375	401,694
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26(a)	2,025	2,153,192
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
5.250%	01/15/29(a)	700	730,110
6.250%	01/15/27	450	499,098
6.500%	02/15/25(a)	975	1,070,250
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A
7.875%	02/01/24(a)	1,325	1,379,589
Merlin Entertainments Ltd. (United Kingdom),
Sec’d. Notes, 144A
5.750%	06/15/26	200	211,979
Mohegan Gaming & Entertainment,
Sec’d. Notes, 144A
8.000%	02/01/26	500	503,735
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A
6.625%	11/15/27(a)	1,100	1,121,816
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	11/15/27(a)	775	832,471
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)	1,525	1,581,878
Scientific Games International, Inc.,
Gtd. Notes, 144A
7.250%	11/15/29	175	189,475
8.250%	03/15/26(a)	2,847	3,061,338
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
8.625%	07/01/25	1,075	$1,168,237
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24(a)	725	732,988
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	470	480,770
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25	225	243,906
			23,630,900
Foods — 2.4%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29	1,250	1,188,348
4.875%	02/15/30(a)	775	795,941
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27(a)	485	504,837
C&S Group Enterprises LLC,
Gtd. Notes, 144A
5.000%	12/15/28(a)	625	609,187
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25	225	233,882
Sr. Sec’d. Notes, 144A
4.625%	11/15/28	375	384,061
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	455	514,422
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	600	662,942
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	1,100	1,152,511
4.875%	10/01/49(a)	750	846,895
5.000%	07/15/35	225	258,933
5.000%	06/04/42	300	338,896
5.200%	07/15/45	250	290,402
5.500%	06/01/50(a)	750	920,662
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
4.250%	04/15/31	700	697,670
5.875%	09/30/27(a)	2,150	2,303,832
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30(a)	485	486,224
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
Sec’d. Notes, 144A
4.625%	03/01/29	250	251,990
U.S. Foods, Inc.,
Gtd. Notes, 144A
4.750%	02/15/29(a)	325	325,958
			12,767,593

A6

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Gas — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	1,475	$1,602,997
5.750%	05/20/27(a)	1,475	1,609,524
5.875%	08/20/26(a)	975	1,076,182
			4,288,703
Healthcare-Services — 3.4%
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
3.125%	02/15/29	250	240,242
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	1,525	1,453,269
4.625%	06/01/30	1,950	1,985,977
Encompass Health Corp.,
Gtd. Notes
4.625%	04/01/31	175	181,050
MEDNAX, Inc.,
Gtd. Notes, 144A
6.250%	01/15/27(a)	875	935,178
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25	650	694,871
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26(a)	2,725	2,949,821
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
6.750%	07/01/25(a)	725	741,029
10.000%	04/15/27(a)	240	265,095
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28(a)	1,925	2,005,521
Sec’d. Notes
5.125%	05/01/25	250	253,567
Sec’d. Notes, 144A
6.250%	02/01/27(a)	1,325	1,399,024
Sr. Sec’d. Notes, 144A
4.875%	01/01/26	1,175	1,221,047
Sr. Unsec’d. Notes
6.750%	06/15/23	1,650	1,788,402
6.875%	11/15/31	2,025	2,259,748
			18,373,841
Home Builders — 4.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/25	1,500	1,549,309
9.875%	04/01/27	1,125	1,266,405
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	1,225	1,268,985
6.750%	03/15/25(a)	850	877,138
7.250%	10/15/29	1,275	1,393,029
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
4.875%	02/15/30(a)	800	$800,421
6.250%	09/15/27(a)	625	653,327
6.375%	05/15/25	2,050	2,096,132
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27	1,075	1,146,062
Forestar Group, Inc.,
Gtd. Notes, 144A
5.000%	03/01/28(a)	500	519,168
8.000%	04/15/24	750	782,505
KB Home,
Gtd. Notes
4.800%	11/15/29(a)	350	367,360
6.875%	06/15/27(a)	1,150	1,348,362
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	625	646,559
5.625%	08/01/25(a)	425	440,219
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	1,000	994,104
5.250%	12/15/27(a)	650	682,488
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27(a)	675	743,039
6.000%	06/01/25(a)	1,125	1,264,953
New Home Co., Inc. (The),
Gtd. Notes, 144A
7.250%	10/15/25	275	285,513
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	02/15/28	200	203,538
4.750%	04/01/29	700	707,729
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/26	425	442,353
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27(a)	675	745,309
6.625%	07/15/27	1,875	2,021,519
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)	350	371,771
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24	275	296,189
5.875%	04/15/23	1,150	1,224,369
Tri Pointe Homes, Inc.,
Gtd. Notes
5.700%	06/15/28	240	265,184
			25,403,039

A7

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Furnishings — 0.1%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	325	$323,900
Household Products/Wares — 0.3%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29	625	607,677
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Sr. Sec’d. Notes, 144A
5.000%	12/31/26	150	149,720
Spectrum Brands, Inc.,
Gtd. Notes, 144A
5.000%	10/01/29	800	845,160
			1,602,557
Housewares — 0.1%
Scotts Miracle-Gro Co. (The),
Gtd. Notes, 144A
4.000%	04/01/31	625	618,029
Internet — 0.4%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27	275	273,353
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	600	608,817
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
3.500%	03/01/29	400	393,426
NortonLifeLock, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25(a)	875	886,449
			2,162,045
Iron/Steel — 0.4%
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	1,065	1,159,559
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	03/01/29(a)	825	843,901
			2,003,460
Leisure Time — 0.6%
Carnival Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	03/01/27	425	436,303
7.625%	03/01/26	25	26,875
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A
10.250%	02/01/26(a)	755	884,916
12.250%	05/15/24	125	151,318
Sr. Unsec’d. Notes, 144A
3.625%	12/15/24(a)	500	471,783
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
5.250%	11/15/22(a)	150	154,691
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Leisure Time (cont’d.)
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	50	$48,918
Sr. Unsec’d. Notes, 144A
7.000%	02/15/29	200	206,018
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29	150	151,679
Vista Outdoor, Inc.,
Gtd. Notes, 144A
4.500%	03/15/29	525	519,617
			3,052,118
Lodging — 2.1%
Boyd Gaming Corp.,
Gtd. Notes
4.750%	12/01/27	500	509,100
6.375%	04/01/26(a)	850	877,580
Gtd. Notes, 144A
8.625%	06/01/25	275	305,762
Full House Resorts, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	02/15/28	250	266,253
Genting New York LLC/GENNY Capital, Inc.,
Sr. Unsec’d. Notes, 144A
3.300%	02/15/26	225	224,174
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30(a)	375	397,517
Gtd. Notes, 144A
3.625%	02/15/32(a)	925	897,960
4.000%	05/01/31(a)	775	774,439
5.375%	05/01/25	225	237,137
5.750%	05/01/28	250	269,624
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26(a)	350	367,333
4.750%	10/15/28(a)	1,900	1,961,949
5.500%	04/15/27(a)	625	671,774
6.750%	05/01/25(a)	1,250	1,347,505
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28(a)	525	523,636
Travel + Leisure Co.,
Sr. Sec’d. Notes, 144A
4.625%	03/01/30(a)	425	440,216
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29(a)	675	688,995
5.500%	01/15/26	600	625,808
5.625%	08/26/28	200	208,849
			11,595,611

A8

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Construction & Mining — 0.1%
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29	550	$568,848
Machinery-Diversified — 0.5%
ATS Automation Tooling Systems, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
4.125%	12/15/28	100	99,493
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	12/15/28	150	151,120
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
10.125%	08/01/24	2,050	2,144,698
Vertical US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	424	443,972
			2,839,283
Media — 6.5%
Beasley Mezzanine Holdings LLC,
Sr. Sec’d. Notes, 144A
8.625%	02/01/26	300	301,162
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31(a)	3,700	3,707,381
4.500%	08/15/30	250	254,738
4.500%	05/01/32(a)	3,715	3,761,437
4.750%	03/01/30	2,375	2,461,916
5.000%	02/01/28(a)	930	983,739
5.375%	06/01/29	200	215,094
5.875%	05/01/27	215	222,061
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31(a)	1,190	1,120,594
4.125%	12/01/30(a)	575	570,181
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30(a)	3,275	3,221,776
7.500%	04/01/28	275	303,213
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(a)	5,640	3,006,434
Sr. Sec’d. Notes, 144A
5.375%	08/15/26(a)	1,270	914,539
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	285	297,400
7.375%	07/01/28(a)	565	591,077
7.750%	07/01/26(a)	2,990	3,301,047
Gray Television, Inc.,
Gtd. Notes, 144A
4.750%	10/15/30(a)	350	346,855
5.875%	07/15/26(a)	1,335	1,383,397
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27(a)	275	294,960
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Sr. Sec’d. Notes
6.375%	05/01/26(a)	325	$344,970
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	300	312,023
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
4.750%	11/01/28(a)	400	404,324
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26	505	509,694
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28(a)	750	791,896
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	01/15/29	250	245,672
Sr. Unsec’d. Notes, 144A
5.375%	01/15/31	225	223,325
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27(a)	310	320,539
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.125%	02/15/27(a)	685	669,987
5.875%	03/15/26	275	280,523
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25(a)	1,760	1,782,703
6.625%	06/01/27(a)	1,475	1,575,414
Urban One, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	02/01/28(a)	355	367,558
			35,087,629
Mining — 2.5%
Constellium SE,
Gtd. Notes, 144A
5.750%	05/15/24	250	253,082
5.875%	02/15/26	1,425	1,468,552
Eldorado Gold Corp. (Turkey),
Sec’d. Notes, 144A
9.500%	06/01/24	1,014	1,107,929
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	03/01/26	200	207,524
6.875%	10/15/27	640	685,513
7.250%	04/01/23	735	747,930
7.500%	04/01/25	1,575	1,625,168
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31	525	537,380
Freeport-McMoRan, Inc.,
Gtd. Notes
4.375%	08/01/28(a)	825	875,523
4.625%	08/01/30(a)	775	843,490

A9

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28(a)	475	$509,585
Hudbay Minerals, Inc. (Peru),
Gtd. Notes, 144A
4.500%	04/01/26	300	311,761
6.125%	04/01/29(a)	400	426,207
IAMGOLD Corp. (Burkina Faso),
Gtd. Notes, 144A
5.750%	10/15/28(a)	825	834,845
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25	421	433,630
Sr. Unsec’d. Notes, 144A
7.500%	07/15/27(a)	1,175	1,217,705
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30	50	51,521
5.875%	09/30/26(a)	1,210	1,266,135
			13,403,480
Miscellaneous Manufacturing — 2.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27(a)	425	450,955
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	570	578,607
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.450%	05/01/34	375	386,001
7.500%	12/01/24	2,600	2,598,265
7.500%	03/15/25	950	935,334
7.875%	04/15/27(a)	3,025	2,964,285
8.750%	12/01/21	2,325	2,445,479
FXI Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/24(a)	644	663,322
			11,022,248
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
3.250%	02/15/29	305	299,913
Oil & Gas — 8.3%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26	725	749,041
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24(d)	5,200	3,432
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25	2,220	2,221,268
5.625%	06/01/23	800	802,599
Gtd. Notes, 144A
7.625%	02/01/29(a)	900	957,562
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
8.375%	07/15/26	50	$55,101
Apache Corp.,
Sr. Unsec’d. Notes
4.375%	10/15/28	275	273,597
4.750%	04/15/43(a)	400	371,023
5.100%	09/01/40	750	735,742
5.250%	02/01/42	50	49,755
5.350%	07/01/49	75	71,608
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26(a)	1,825	1,824,414
9.000%	11/01/27	726	926,219
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26	300	312,596
5.875%	02/01/29	300	318,203
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24(a)	2,050	2,055,139
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25(a)	1,525	1,568,279
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27	1,875	2,013,362
Comstock Resources, Inc.,
Gtd. Notes, 144A
6.750%	03/01/29(a)	675	703,239
Continental Resources, Inc.,
Gtd. Notes
4.900%	06/01/44(a)	275	275,452
Gtd. Notes, 144A
5.750%	01/15/31(a)	400	450,385
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25(a)	350	357,465
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	12/15/25	1,475	1,571,146
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28(a)	1,500	1,584,046
6.625%	07/15/25	230	245,802
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27(a)	1,200	1,224,024
5.000%	01/15/29	200	213,956
8.500%(cc)	02/01/30	175	223,144
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	75	75,983
5.750%	10/01/25	975	977,739
5.750%	02/01/29	200	201,636
6.000%	02/01/31	200	202,872
6.250%	11/01/28(a)	900	926,214

A10

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29	450	$451,000
7.125%	02/01/27(a)	1,277	1,335,609
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26	900	758,332
7.500%	01/15/28	1,250	1,026,758
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25	2,125	1,575,315
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23(a)	1,425	1,422,060
2.900%	08/15/24(a)	1,025	1,012,306
5.500%	12/01/25	200	211,488
5.550%	03/15/26	50	52,792
5.875%	09/01/25(a)	425	453,575
6.125%	01/01/31(a)	400	441,023
6.625%	09/01/30(a)	500	562,106
8.875%	07/15/30	25	31,536
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34	450	542,783
6.500%	02/01/38	225	271,574
6.625%	08/15/37	100	119,750
Parkland Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.500%	10/01/29	400	401,829
Precision Drilling Corp. (Canada),
Gtd. Notes
7.750%	12/15/23(a)	525	526,763
Gtd. Notes, 144A
7.125%	01/15/26(a)	1,225	1,188,012
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	1,425	1,410,725
5.000%	03/15/23	85	86,511
9.250%	02/01/26(a)	1,275	1,384,255
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/15/22^(d)	275	3
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
5.500%	02/15/26(a)	850	875,786
5.875%	03/15/28	100	105,107
Gtd. Notes, 144A
4.500%	05/15/29	450	448,391
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25	1,875	1,199,560
7.500%	01/15/26	1,175	747,930
8.000%	02/01/27	825	489,081
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	10/15/27	1,000	1,059,755
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
5.750%	06/01/26(a)	275	$287,957
			45,021,715
Packaging & Containers — 0.9%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27	1,375	1,443,190
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Unsec’d. Notes, 144A
4.000%	09/01/29	275	275,051
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	08/15/26	375	384,988
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27(a)	825	841,435
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28	220	233,934
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%
9.000%	01/15/26	400	407,322
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28	150	154,819
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.375%	08/15/25	200	221,869
6.625%	05/13/27(a)	725	788,025
			4,750,633
Pharmaceuticals — 2.8%
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29(a)	475	472,497
6.125%	08/01/28	720	763,273
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27(a)	400	443,034
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28(a)	1,350	1,376,316
5.000%	02/15/29	350	347,891
5.250%	01/30/30(a)	275	276,178
5.250%	02/15/31	975	970,999
6.125%	04/15/25	2,615	2,680,578
6.250%	02/15/29	4,060	4,309,891
7.000%	01/15/28(a)	775	841,484
Cheplapharm Arzneimittel GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.500%	01/15/28	200	207,588
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	06/30/28(a)	631	518,157

A11

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Sec’d. Notes, 144A
9.500%	07/31/27(a)	413	$448,668
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	04/01/29	450	456,549
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	11/15/25	700	751,759
Prestige Brands, Inc.,
Gtd. Notes, 144A
3.750%	04/01/31	325	310,669
			15,175,531
Pipelines — 3.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	375	378,509
Gtd. Notes, 144A
5.750%	01/15/28	1,825	1,822,758
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.625%	12/15/25	225	242,459
Cheniere Energy Partners LP,
Gtd. Notes, 144A
4.000%	03/01/31	900	917,390
Cheniere Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	10/15/28(a)	2,450	2,553,317
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27(a)	395	428,664
Gtd. Notes, 144A
6.450%	11/03/36	200	224,007
Energy Transfer Operating LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	775	751,456
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23	110	114,199
5.500%	07/15/28	50	52,596
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25	275	295,595
6.500%	07/01/27	810	880,418
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29	400	429,182
7.000%	08/01/27	260	274,287
Hess Midstream Operations LP,
Gtd. Notes, 144A
5.625%	02/15/26	75	77,239
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
7.768%	12/15/37	675	898,242
Rattler Midstream LP,
Gtd. Notes, 144A
5.625%	07/15/25	255	266,203
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	2,269	$2,465,755
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	579	586,784
5.500%	01/15/28(a)	1,800	1,760,153
6.000%	12/31/30	300	296,797
7.500%	10/01/25	175	188,112
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.000%	01/15/28	300	312,194
5.375%	02/01/27	275	285,585
5.500%	03/01/30	655	687,640
5.875%	04/15/26(a)	375	392,946
Gtd. Notes, 144A
4.000%	01/15/32(a)	450	424,606
4.875%	02/01/31	450	455,934
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	575	589,999
4.350%	02/01/25(a)	650	672,309
5.300%	02/01/30(a)	1,075	1,166,803
5.450%	04/01/44	75	76,947
5.500%	08/15/48	300	293,132
			21,262,217
Real Estate — 1.5%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25(a)	1,675	1,752,528
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	1,825	1,881,062
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29	325	317,651
4.375%	02/01/31(a)	500	489,512
5.375%	08/01/28	720	755,479
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	1,150	1,144,250
6.250%	02/15/26	1,825	1,881,919
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.750%	01/15/29	150	147,831
			8,370,232
Real Estate Investment Trusts (REITs) — 2.6%
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25(a)	1,775	2,008,763
Sr. Unsec’d. Notes
4.750%	02/15/28(a)	1,125	1,114,969

A12

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
ESH Hospitality, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27(a)	500	$528,733
Global Net Lease, Inc./Global Net Lease Operating Partnership LP,
Gtd. Notes, 144A
3.750%	12/15/27	175	170,061
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.750%	06/01/28	275	317,646
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	01/15/28(a)	1,175	1,214,914
Gtd. Notes, 144A
4.625%	06/15/25	185	194,962
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	700	686,474
5.000%	10/15/27(a)	1,075	1,131,699
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
5.875%	10/01/28	1,275	1,353,108
7.500%	06/01/25(a)	1,810	1,979,791
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
4.500%	02/15/29	250	251,198
Sabra Health Care LP,
Gtd. Notes
5.125%	08/15/26	400	444,888
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
3.125%	02/01/29(a)	375	360,421
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25	295	319,043
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.750%	02/15/27	225	224,800
4.625%	12/01/29	1,475	1,530,881
			13,832,351
Retail — 3.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30(a)	2,200	2,118,499
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	425	443,012
Sr. Unsec’d. Notes
3.875%	05/15/23	850	865,400
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23	100	100,695
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.500%	10/30/25(a)	1,075	$1,144,959
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes
8.625%	06/15/20(d)	2,100	1,536,794
8.625%	06/15/20(d)	2,875	2,104,376
Foundation Building Materials, Inc.,
Gtd. Notes, 144A
6.000%	03/01/29	325	320,882
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24(a)	1,750	1,769,902
Murphy Oil USA, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	250	245,703
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29	1,195	1,158,590
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	2,600	2,681,134
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.500%	06/01/24	1,600	1,624,219
5.750%	03/01/25	175	178,500
5.875%	03/01/27(a)	350	364,073
Superior Plus LP/Superior General Partner, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
4.500%	03/15/29	275	277,707
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28(a)	425	451,806
			17,386,251
Semiconductors — 0.3%
Microchip Technology, Inc.,
Gtd. Notes, 144A
4.250%	09/01/25(a)	1,470	1,536,150
Software — 1.2%
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28(a)	1,410	1,384,719
Boxer Parent Co., Inc.,
Sr. Sec’d. Notes, 144A
7.125%	10/02/25(a)	325	349,354
BY Crown Parent LLC,
Gtd. Notes, 144A
7.375%	10/15/24	1,555	1,579,453
Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A
10.250%	02/15/27(a)	765	853,634
Sr. Sec’d. Notes, 144A
6.875%	08/15/26	1,019	1,091,689

A13

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
Rackspace Technology Global, Inc.,
Gtd. Notes, 144A
5.375%	12/01/28	275	$279,879
Sr. Sec’d. Notes, 144A
3.500%	02/15/28(a)	450	432,941
Rocket Software, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	02/15/29	375	378,185
			6,349,854
Telecommunications — 6.1%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	500	520,081
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25(a)	1,771	1,806,860
CommScope, Inc.,
Gtd. Notes, 144A
7.125%	07/01/28(a)	560	594,430
Digicel Group 0.5 Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%
10.000%	04/01/24(a)	1,698	1,652,607
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%
8.000%	04/01/25	628	519,877
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26(a)	363	350,864
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25	1,465	1,475,751
Sr. Sec’d. Notes, 144A
8.750%	05/25/24(a)	1,050	1,086,750
8.750%	05/25/24(a)	1,058	1,093,314
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	4,710	4,326,887
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23(d)	1,595	994,460
Gtd. Notes, 144A
9.750%	07/15/25(d)	3,955	2,472,697
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
8.125%	06/01/23(d)	1,690	72,450
Intrado Corp.,
Gtd. Notes, 144A
8.500%	10/15/25(a)	3,454	3,503,809
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.750%	07/15/29(a)	825	806,454
4.625%	09/15/27	475	488,638
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	01/15/29(a)	875	853,808
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39(a)	1,185	$1,356,703
Sr. Unsec’d. Notes, Series U
7.650%	03/15/42(a)	525	597,349
Northwestern Bell Telephone,
Sr. Unsec’d. Notes
7.750%	05/01/30	100	124,967
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28(a)	430	541,964
8.750%	03/15/32	731	1,080,578
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	1,385	1,652,111
7.625%	03/01/26	500	612,546
7.875%	09/15/23	1,175	1,342,627
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26(a)	500	500,410
Viasat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27	275	288,521
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	525	534,298
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	08/15/28(a)	670	681,100
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	03/01/27	115	113,095
Sr. Unsec’d. Notes, 144A
6.125%	03/01/28(a)	1,125	1,155,927
			33,201,933
Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
3.375%	04/01/26	200	204,703
Transportation — 0.5%
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25	170	182,928
6.750%	08/15/24(a)	2,650	2,781,398
			2,964,326

Total Corporate Bonds (cost $472,381,826)			483,524,206
Residential Mortgage-Backed Securities — 0.0%
Adjustable Rate Mortgage Trust,
Series 2005-07, Class 1A1
3.002%(cc)	10/25/35	4	3,273
Alternative Loan Trust,
Series 2005-43, Class 4A3
2.746%(cc)	10/25/35	2	1,870

A14

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2006-HY13, Class 4A1
3.038%(cc)	02/25/37	2	$2,392
Series 2006-OA09, Class 2A1A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.321%(c)	07/20/46	3	2,542
American Home Mortgage Assets Trust,
Series 2006-04, Class 1A12, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.319%(c)	10/25/46	19	12,976
American Home Mortgage Investment Trust,
Series 2005-02, Class 4A1, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
1.701%(c)	09/25/45	—(r)	352
Banc of America Funding Trust,
Series 2006-B, Class 2A1
2.857%(cc)	03/20/36	5	4,522
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
3.313%(cc)	09/25/37	10	9,882
HarborView Mortgage Loan Trust,
Series 2006-05, Class 2A1A, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
0.470%(c)	07/19/46	5	3,181
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.299%(c)	09/25/46	4	3,946
JPMorgan Mortgage Trust,
Series 2007-S03, Class 1A96
6.000%	08/25/37	12	8,887
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA01, Class 1A1, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.319%(c)	04/25/46	2	2,109
RALI Trust,
Series 2006-QA02, Class 3A1
5.516%(cc)	02/25/36	12	9,901
Residential Asset Securitization Trust,
Series 2007-A05, Class 2A3
6.000%	05/25/37	3	2,496
WaMu Mortgage Pass-Through Certificates Trust,
Series 2007-HY01, Class 2A3
3.006%(cc)	02/25/37	2	2,305
Series 2007-HY01, Class 4A1
3.196%(cc)	02/25/37	3	3,062

Total Residential Mortgage-Backed Securities (cost $67,417)			73,696

Shares
Common Stocks — 2.6%
Chemicals — 0.1%
Hexion Holdings Corp. (Class B Stock)*	23,260	348,900
	Shares	Value
Common Stocks (continued)
Electric Utilities — 0.3%
GenOn Energy Holdings, Inc. (Class A Stock)*^	11,836	$1,538,680
Keycon Power Holdings LLC*^	2,150	303,150
		1,841,830
Independent Power & Renewable Electricity Producers — 0.1%
Vistra Corp.	44,042	778,663
Oil, Gas & Consumable Fuels — 2.1%
Chesapeake Energy Corp.*	202,234	8,774,933
Chesapeake Energy Corp. Backstop Commitment*	1,220	51,016
Extraction Oil & Gas, Inc.*	64,683	2,324,707
Frontera Energy Corp. (Colombia)	7,600	38,760
		11,189,416

Total Common Stocks (cost $6,483,120)		14,158,809
Preferred Stocks — 0.7%
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series K, 6.375%, Maturing 05/10/24(oo)	11,850	338,673
Construction Materials — 0.0%
New Millennium Homes LLC, Maturing 01/01/49^	408	2,859
Gas Utilities — 0.6%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31	3,150	3,150,000
Media — 0.0%
Adelphia Communications Corp.^	700	1

Total Preferred Stocks (cost $3,446,917)		3,491,533

	Units
Warrants* — 0.0%
Hotels, Restaurants & Leisure — 0.0%
CEC Entertainment, Inc., expiring 02/15/22	41,205	62,838
Media — 0.0%
Mood Media Corp., expiring 07/31/25^	341,746	34
Mood Media Corp., expiring 07/31/25^	341,746	34
Mood Media Corp., expiring 07/31/25^	341,746	34
		102

Total Warrants (cost $1)		62,940

Total Long-Term Investments (cost $504,936,189)		524,514,761

A15

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Short-Term Investments — 33.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	8,695,834	$8,695,834
PGIM Institutional Money Market Fund (cost $171,308,113; includes $171,288,723 of cash collateral for securities on loan)(b)(wa)	171,417,722	171,332,013

Total Short-Term Investments (cost $180,003,947)		180,027,847

TOTAL INVESTMENTS—130.4% (cost $684,940,136)		704,542,608

Liabilities in excess of other assets(z) — (30.4)%		(164,389,113)

Net Assets — 100.0%		$540,153,495

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX	Credit Derivative Index
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,237,365 and 0.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $168,119,477; cash collateral of $171,288,723 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at March 31, 2021:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
U.S. Concrete, Inc., Initial Delayed Draw Term Loan, 1 Month LIBOR + 2.750%, 1.375%(c), Maturity Date 05/01/25 (cost $222,240)^	224	$222,192	$—	$(48)
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
117	2 Year U.S. Treasury Notes	Jun. 2021	$25,825,008	$(21,323)
209	5 Year U.S. Treasury Notes	Jun. 2021	25,790,274	(301,096)
77	10 Year U.S. Treasury Notes	Jun. 2021	10,082,187	(26,939)
10	20 Year U.S. Treasury Bonds	Jun. 2021	1,545,938	(61,100)
				(410,458)
A16

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Futures contracts outstanding at March 31, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
15	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	$2,718,281	$140,328
				$(270,130)
Credit default swap agreements outstanding at March 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.35.V1	12/20/25	5.000%(Q)	7,800	$(432,402)	$(720,406)	$(288,004)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A17